Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Information about Revenue Channels

Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Year Ended September 30,
	2025		2024
Digital (1)	$5,038	77%	$—	—%
International (2)	$1,009	15%	$—	—%
Brick & Mortar (3)	$487	8%	$—	—%
Net Sales (4)	$6,534	100%	$—	—%

(1)	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the year ended September 30, 2025.

(2)	One of the Company’s International customers amounted to greater than 10% of the Company’s total net sales and represented $0.8 million of net sales for the year ended September 30, 2025.

(3)	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the year ended September 30, 2025.

(4)	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.